Cash and cash equivalents and short-term investments (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Guaranteed investment certificates	6,430,161	4,925,267
Certificates of deposit	10,218	2,002,256
Short-term Investments	6,440,379	6,927,523